Long-Term Debt - Summary of Debt Deferred Financing Fees And Discount (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Issuance Costs, Net [Abstract]
Deferred Financing Fees, Beginning balance	$ 12,363	$ 16,134	$ 16,134	$ 23,960
Fees written off of due to early extinguishment of debt			(12,982)	(6,558)
Payment of fees and discount			12,893	3,362
Amortization of fees and discount			(3,682)	(4,630)
Deferred Financing Fees, Ending balance			12,363	16,134	$ 23,960
Debt Instrument, Unamortized Discount [Abstract]
Discount (contra debt), Beginning balance	1,926	2,788	2,788	3,694
Fees written off of due to early extinguishment of debt			(2,258)	(2,043)
Payment of fees and discount			2,000	1,875
Amortization of fees and discount	$ (65)	$ (194)	(604)	(738)	(633)
Discount (contra debt), Ending balance			$ 1,926	$ 2,788	$ 3,694